UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act File number 811-8603

Name of Fund: Debt Strategies Fund, Inc.

Fund Address: P.O. Box 9011
              Princeton, NJ 08543-9011

Name and address of agent for service: Robert C. Doll, Jr., Chief Executive
      Officer, Debt Strategies Fund, Inc., 800 Scudders Mill Road, Plainsboro, NJ 08536. Mailing address: P.O. Box 9011, Princeton, NJ 08543-9011

Registrant's telephone number, including area code: (609) 282-2800

Date of fiscal year end: 02/28/2006

Date of reporting period: 09/01/05 - 11/30/05

Item 1 - Schedule of Investments

Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                       Face
Industry                             Amount   Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Aerospace & Defense - 3.0%      $ 5,000,000   Alliant Techsystems, Inc., 3% due 8/15/2024 (d)(k)                      $   5,837,500
                                  7,500,000   L-3 Communications Corp., 3% due 8/01/2035 (d)(k)                           7,293,750
                                  8,120,000   Vought Aircraft Industries, Inc., 8% due 7/15/2011                          7,389,200
                                                                                                                      -------------
                                                                                                                         20,520,450
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.4%                   4,105,529   American Airlines, Inc. Series 2001-1 Class C, 7.379% due 11/23/2017        2,925,581
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 2.5%                   700,000   Advanced Accessory Systems LLC, 10.75% due 6/15/2011                          595,000
                                  4,950,000   Cooper-Standard Automotive, Inc., 8.375% due 12/15/2014                     3,712,500
                                  2,700,000   Delco Remy International, Inc., 8.15% due 4/15/2009 (a)                     2,511,000
                                  1,550,000   Dura Operating Corp. Series D, 9% due 5/01/2009                               937,750
                                  4,900,000   Exide Technologies, 10.50% due 3/15/2013 (d)                                3,699,500
                                  6,050,000   Metaldyne Corp., 11% due 6/15/2012                                          4,582,875
                                    925,000   Tenneco Automotive, Inc. Series B, 10.25% due 7/15/2013                     1,010,563
                                  4,450,000   Venture Holdings Co. LLC, 12% due 6/01/2009 (i)                                     0
                                  1,800,000   Venture Holdings Co. LLC Series B, 9.50% due 7/01/2005 (i)                      9,000
                                                                                                                      -------------
                                                                                                                         17,058,188
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 5.2%               3,950,000   Emmis Communications Corp., 10.366% due 6/15/2012 (a)                       3,954,937
                                  6,000,000   Granite Broadcasting Corp., 9.75% due 12/01/2010                            5,580,000
                                  1,100,000   LIN Television Corp., 6.50% due 5/15/2013 (d)                               1,053,250
                                  3,870,000   Sinclair Broadcast Group, Inc. Class A, 4.875% due 7/15/2018 (k)            3,521,700
                                  8,300,000   Sirius Satellite Radio, Inc., 9.625% due 8/01/2013 (d)                      8,113,250
                                 11,250,000   XM Satellite Radio, Inc., 9.75% due 5/01/2009 (a)                          11,362,500
                                  2,000,000   Young Broadcasting Inc., 10% due 3/01/2011                                  1,880,000
                                                                                                                      -------------
                                                                                                                         35,465,637
-----------------------------------------------------------------------------------------------------------------------------------
Cable - International - 1.2%        750,000   NTL Cable Plc, 8.75% due 4/15/2014                                            787,500
                                  3,500,000   New Skies Satellites NV, 9.573% due 11/01/2011 (a)(d)                       3,596,250
                                  3,700,000   New Skies Satellites NV, 9.125% due 11/01/2012                              3,801,750
                                                                                                                      -------------
                                                                                                                          8,185,500
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 9.2%               7,500,000   Adelphia Communications Corp., 6% due 2/15/2006 (i)(k)                        168,750
                                  3,450,000   CSC Holdings, Inc., 7.25% due 7/15/2008                                     3,450,000
                                  4,225,000   Cablevision Systems Corp. Series B, 8.716% due 4/01/2009 (a)                4,309,500
                                  3,750,000   Charter Communications Holdings LLC, 10% due 4/01/2009                      3,018,750
                                  2,000,000   Charter Communications Holdings LLC, 11.75% due 1/15/2010                   1,620,000
                                  2,000,000   Charter Communications Holdings LLC, 11.125% due 1/15/2011                  1,210,000
                                  2,700,000   Charter Communications Holdings LLC, 9.92% due 4/01/2011                    1,566,000
                                  3,000,000   Charter Communications Holdings LLC, 10% due 5/15/2011                      1,755,000
                                  2,500,000   Insight Midwest, LP, 9.75% due 10/01/2009                                   2,571,875
                                  3,825,000   Intelsat Bermuda Ltd., 8.695% due 1/15/2012 (a)(d)                          3,882,375
                                  3,375,000   Intelsat Bermuda Ltd., 8.25% due 1/15/2013 (d)                              3,375,000
                                  4,800,000   Intelsat Bermuda Ltd., 8.625% due 1/15/2015 (d)                             4,812,000
                                  6,375,000   Loral Cyberstar, Inc., 10% due 7/15/2006 (i)                                6,040,313
                                  2,350,000   Mediacom Broadband LLC, 11% due 7/15/2013                                   2,526,250
                                  3,875,000   Mediacom LLC, 9.50% due 1/15/2013                                           3,807,188
                                 10,000,000   Rainbow National Services LLC, 10.375% due 9/01/2014 (d)                   10,900,000
                                  1,023,000   Skynet Senior Secured Note, 14% due 12/01/2015                              1,196,910
                                 10,350,000   Zeus Special Subsidiary Ltd., 9.25% due 2/01/2015 (c)(d)                    6,947,438
                                                                                                                      -------------
                                                                                                                         63,157,349
-----------------------------------------------------------------------------------------------------------------------------------

Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                       Face
Industry                             Amount   Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 11.3%               $ 3,550,000   ArCo Chemical Co., 9.80% due 2/01/2020                                  $   3,976,000
                                  2,320,000   BCP Caylux Holdings Luxembourg SCA, 9.625% due 6/15/2014                    2,572,300
                                  4,000,000   Compass Minerals International, Inc. Series B, 12% due 6/01/2013 (c)        3,460,000
                                  9,783,000   GEO Specialty Chemicals, Inc., 12.016% due 12/31/2009 (k)                   8,511,210
                                  1,900,000   Huntsman International, LLC, 9.875% due 3/01/2009                           1,997,375
                                  1,199,000   Huntsman International, LLC, 10.125% due 7/01/2009                          1,234,970
                                  3,150,000   ISP Holdings, Inc. Series B, 10.625% due 12/15/2009                         3,299,625
                                  1,500,000   Innophos, Inc., 9.625% due 8/15/2014 (d)                                    1,507,500
                                  6,000,000   Invista B.V., 9.25% due 5/01/2012 (d)                                       6,480,000
                                  2,400,000   Millennium America, Inc., 7.625% due 11/15/2026                             2,268,000
                                  2,000,000   Nova Chemical Corp., 7.561% due 11/15/2013 (a)(d)                           2,040,000
                                 10,000,000   Omnova Solutions, Inc., 11.25% due 6/01/2010                               10,550,000
                                  7,575,917   PCI Chemicals Canada, Inc., 10% due 12/31/2008                              7,945,243
                                 11,700,000   PolyOne Corp., 10.625% due 5/15/2010                                       12,051,000
                                  2,612,000   Rockwood Specialties Group, Inc., 10.625% due 5/15/2011                     2,827,490
                                    450,000   Rockwood Specialties Group, Inc., 7.50% due 11/15/2014                        441,000
                                  6,000,000   Tronox Worldwide LLC, 9.50% due 12/01/2012 (d)                              6,180,000
                                                                                                                      -------------
                                                                                                                         77,341,713
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 2.4%       10,750,000   Sealy Mattress Co., 8.25% due 6/15/2014                                    10,965,000
                                 10,000,000   Simmons Co., 10.207% due 12/15/2014 (c)(d)                                  5,200,000
                                                                                                                      -------------
                                                                                                                         16,165,000
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 1.3%    3,400,000   Chattem, Inc., 7.41% due 3/01/2010 (a)                                      3,425,500
                                  5,000,000   Hines Nurseries, Inc., 10.25% due 10/01/2011                                4,900,000
                                  4,000,000   North Atlantic Holding Co., Inc., 12.25% due 3/01/2014 (c)                    800,000
                                                                                                                      -------------
                                                                                                                          9,125,500
-----------------------------------------------------------------------------------------------------------------------------------
Diversified Media - 2.9%          2,000,000   Cadmus Communications Corp., 8.375% due 6/15/2014                           2,050,000
                                  7,500,000   Liberty Media Corp., 0.75% due 3/30/2023 (k)                                8,203,125
                                  1,800,000   Loews Cineplex Entertainment Corp., 8.875% due 8/01/2008 (i)                        0
                                  2,675,000   Muzak Holdings, LLC, 13% due 3/15/2010                                        939,594
                                  3,875,000   NBC Acquisition Corp., 11% due 3/15/2013 (c)                                2,760,938
                                    375,000   Universal City Florida Holding Co. I, 8.375% due 5/01/2010                    369,375
                                  5,300,000   Universal City Florida Holding Co. I, 9% due 5/01/2010 (a)                  5,366,250
                                                                                                                      -------------
                                                                                                                         19,689,282
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &            3,000,000   Chaparral Energy, Inc., 8.50% due 12/01/2015 (d)                            3,045,000
Production - 1.3%                 5,500,000   Compton Petroleum Corp., 7.625% due 12/01/2013 (d)                          5,582,500
                                                                                                                      -------------
                                                                                                                          8,627,500
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 3.2%             6,150,000   Aventine Renewable Energy Holdings, Inc.,
                                              10.491% due 12/15/2011 (a)(d)                                               6,396,000
                                  1,000,000   Dresser, Inc., 9.375% due 4/15/2011                                         1,052,500
                                  2,045,000   Dresser-Rand Group, Inc., 7.375% due 11/01/2014 (d)                         2,091,012
                                  6,950,000   SemGroup LP, 8.75% due 11/15/2015 (d)                                       7,019,500
                                  6,250,000   Star Gas Partners LP, 10.25% due 2/15/2013                                  5,093,750
                                                                                                                      -------------
                                                                                                                         21,652,762
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 1.1%                  5,777,222   Archimedes Funding III Ltd., 5.50% due 11/29/2011 (a)(d)                    4,332,917
                                  1,500,000   Investcorp SA, 7.54% due 10/21/2008                                         1,521,226
                                  2,000,000   Pennant CBO Ltd., 13.43% due 3/14/2011 (d)                                  1,240,000
                                  1,500,000   SKM-LibertyView CBO Ltd. Series 1A Class C1,
                                              8.71% due 4/10/2011 (d)(f)(i)                                                 480,000
                                  1,000,000   SKM-LibertyView CBO Ltd. Series 1A Class D,
                                              11.91% due 4/10/2011 (d)(f)(i)                                                 15,000
                                                                                                                      -------------
                                                                                                                          7,589,143
-----------------------------------------------------------------------------------------------------------------------------------

Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                       Face
Industry                             Amount   Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Food & Drug - 0.7%              $ 7,250,000   Duane Reade, Inc., 9.75% due 8/01/2011                                  $   5,002,500
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 2.7%               842,946   Archibald Candy Corp., 10% due 11/01/2007 (i)                                  53,687
                                  4,550,000   Commonwealth Brands, Inc., 9.75% due 4/15/2008 (d)                          5,033,437
                                  8,000,000   Commonwealth Brands, Inc., 10.625% due 9/01/2008 (d)                        9,130,000
                                  1,175,000   Doane Pet Care Co., 10.75% due 3/01/2010                                    1,271,937
                                  1,362,000   Dole Food Co., Inc., 8.875% due 3/15/2011                                   1,399,455
                                 28,918,000   New World Pasta Co., 9.25% due 2/15/2009 (i)                                1,735,080
                                                                                                                      -------------
                                                                                                                         18,623,596
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 1.8%                     4,000,000   Inn of the Mountain Gods Resort & Casino, 12% due 11/15/2010                4,160,000
                                  2,000,000   Jacobs Entertainment, Inc., 11.875% due 2/01/2009                           2,127,500
                                  1,225,000   Majestic Star Casino LLC, 9.50% due 10/15/2010                              1,202,031
                                  1,725,000   Penn National Gaming, Inc., 6.75% due 3/01/2015                             1,668,938
                                  3,000,000   Tunica-Biloxi Gaming Authority, 9% due 11/15/2015 (d)                       3,000,000
                                                                                                                      -------------
                                                                                                                         12,158,469
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 5.4%                4,450,000   CDRV Investors, Inc., 9.75% due 1/01/2015 (c)                               2,670,000
                                  5,000,000   Cinacalcet Royalty Corp., 8% due 3/30/2017 (d)                              5,100,000
                                  3,525,000   Elan Finance Plc, 7.75% due 11/15/2011                                      3,234,187
                                  4,825,000   Elan Finance Plc, 8.34% due 11/15/2011 (a)                                  4,487,250
                                  2,500,000   HealthSouth Corp., 8.50% due 2/01/2008                                      2,425,000
                                  2,500,000   HealthSouth Corp., 10.75% due 10/01/2008                                    2,400,000
                                  5,000,000   Risperdal Consta Pharma, 7% due 1/01/2018                                   4,387,500
                                  6,000,000   Tenet Healthcare Corp., 7.375% due 2/01/2013                                5,460,000
                                  1,400,000   VWR International, Inc., 8% due 4/15/2014                                   1,386,000
                                  4,100,000   Vanguard Health Holding Co. I, LLC, 11.25% due 10/01/2015                   2,931,500
                                  2,325,000   Vanguard Health Holding Co. II, LLC, 9% due 10/01/2014                      2,452,875
                                                                                                                      -------------
                                                                                                                         36,934,312
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 2.9%                    2,000,000   Compression Polymers Corp, 10.46% due 7/01/2012 (a)(d)                      1,880,000
                                  1,300,000   Compression Polymers Corp., 10.50% due 7/01/2013 (d)                        1,222,000
                                    460,013   Formica Holdings Corp., 8.76% due 6/10/2011                                   437,012
                                  3,190,000   Goodman Global Holding Co., Inc., 7.491% due 6/15/2012 (a)(d)               3,158,100
                                  8,200,000   Goodman Global Holding Co., Inc., 7.875% due 12/15/2012 (d)                 7,708,000
                                  2,500,000   Nortek, Inc., 8.50% due 9/01/2014                                           2,400,000
                                  2,250,000   Stanley-Martin Communities, 9.75% due 8/15/2015 (d)                         2,092,500
                                    700,000   US Concrete, Inc., 8.375% due 4/01/2014                                       698,250
                                                                                                                      -------------
                                                                                                                         19,595,862
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 7.3%     1,600,000   Activant Solutions, Inc., 10.054% due 4/01/2010 (a)(d)                      1,640,000
                                  4,500,000   Activant Solutions, Inc., 12.65% due 10/01/2011 (a)(b)(d)                   4,612,500
                                  6,950,000   Amkor Technology, Inc., 9.25% due 2/15/2008                                 6,706,750
                                  1,000,000   Amkor Technology, Inc., 10.50% due 5/01/2009                                  902,500
                                  5,000,000   Cypress Semiconductor Corp., 1.25% due 6/15/2008 (k)                        5,837,500
                                  4,725,000   Freescale Semiconductor, Inc., 6.90% due 7/15/2009 (a)                      4,843,125
                                  1,375,000   MagnaChip Semiconductor SA, 7.741% due 12/15/2011 (a)                       1,388,750
                                  1,050,000   MagnaChip Semiconductor SA, 8% due 12/15/2014                                 971,250
                                  3,825,000   Sungard Data Systems, Inc., 8.525% due 8/15/2013 (a)(d)                     3,963,656
                                  7,075,000   Sungard Data Systems, Inc., 9.125% due 8/15/2013 (d)                        7,322,625
                                  4,818,000   Sungard Data Systems, Inc., 10.25% due 8/15/2015 (d)                        4,866,180
                                  2,925,000   Telcordia Technologies Inc., 10% due 3/15/2013 (d)                          2,544,750
                                  5,075,000   Viasystems, Inc., 10.50% due 1/15/2011                                      4,694,375
                                                                                                                      -------------
                                                                                                                         50,293,961
-----------------------------------------------------------------------------------------------------------------------------------

Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                       Face
Industry                             Amount   Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 2.1%                  $12,000,000   Felcor Lodging LP, 8.83% due 6/01/2011 (a)                              $  12,480,000
                                  2,000,000   True Temper Sports, Inc., 8.375% due 9/15/2011                              1,800,000
                                                                                                                      -------------
                                                                                                                         14,280,000
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 4.8%                575,000   Aearo Co., 8.25% due 4/15/2012                                                583,625
                                  4,000,000   CPI Holdco, Inc., 9.672% due 2/01/2015 (a)(d)                               3,896,128
                                  2,000,000   Chart Industries, Inc., 9.125% due 10/15/2015 (d)                           2,020,000
                                  4,525,000   EaglePicher Inc., 9.75% due 9/01/2013 (i)                                   3,506,875
                                  5,875,000   Invensys Plc, 9.875% due 3/15/2011 (d)                                      5,757,500
                                  4,899,000   Medis Technologies Ltd., 6% due 7/15/2010 (d)(k)                            4,409,100
                                  8,300,000   Mueller Group, Inc., 10% due 5/01/2012                                      8,756,500
                                    600,000   NMHG Holding Co., 10% due 5/15/2009                                           639,000
                                  4,000,000   Propex Fabrics, Inc., 10% due 12/01/2012                                    3,475,000
                                                                                                                      -------------
                                                                                                                         33,043,728
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 1.0%              1,100,000   Aleris International, Inc., 9% due 11/15/2014                               1,146,750
                                  5,500,000   James River Coal Co., 9.375% due 6/01/2012                                  5,857,500
                                                                                                                      -------------
                                                                                                                          7,004,250
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 4.3%                  9,053,000   Anchor Glass Container Corp., 11.491% due 9/15/2006                         9,234,060
                                 11,905,000   Anchor Glass Container Corp., 11.497% due 2/15/2013 (i)                     8,631,125
                                  3,800,000   Consolidated Container Co. LLC, 10.75% due 6/15/2009 (c)                    3,230,000
                                  1,100,000   Graham Packing Co., Inc., 9.875% due 10/15/2014                             1,064,250
                                 12,300,000   Pliant Corp., 13% due 6/01/2010 (i)                                         2,337,000
                                  6,575,000   Wise Metals Group LLC, 10.25% due 5/15/2012                                 5,062,750
                                                                                                                      -------------
                                                                                                                         29,559,185
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 9.2%                      6,500,000   Abitibi-Consolidated, Inc., 7.991% due 6/15/2011 (a)                        6,240,000
                                  6,025,000   Ainsworth Lumber Co. Ltd., 7.77% due 10/01/2010 (a)                         5,874,375
                                  2,150,000   Boise Cascade LLC, 7.025% due 10/15/2012 (a)                                2,085,500
                                    900,000   Boise Cascade LLC, 7.125% due 10/15/2014                                      810,000
                                  7,600,000   Bowater, Inc., 7.491% due 3/15/2010 (a)                                     7,448,000
                                  3,775,000   Domtar, Inc., 7.125% due 8/15/2015                                          3,340,875
                                  4,250,000   Georgia-Pacific Corp., 9.375% due 2/01/2013                                 4,765,312
                                  2,000,000   Graphic Packaging International Corp., 9.50% due 8/15/2013                  1,890,000
                                  2,000,000   JSG Funding Plc, 9.625% due 10/01/2012                                      1,980,000
                                  6,125,000   JSG Funding Plc, 7.75% due 4/01/2015                                        5,022,500
                                  8,000,000   NewPage Corp., 10.50% due 5/01/2012 (a)                                     7,920,000
                                  4,725,000   NewPage Corp., 12% due 5/01/2013                                            4,252,500
                                  1,600,000   Smurfit-Stone Container Enterprises, Inc., 8.375% due 7/01/2012             1,560,000
                                  3,450,000   Tembec Industries, Inc., 8.625% due 6/30/2009                               2,277,000
                                  7,281,000   Western Forest Products, Inc., 15% due 7/28/2009 (b)(d)                     7,919,077
                                                                                                                      -------------
                                                                                                                         63,385,139
-----------------------------------------------------------------------------------------------------------------------------------
Retail - 1.6%                     6,000,000   Neiman-Marcus Group, Inc., 9% due 10/15/2015 (d)                            6,105,000
                                  5,000,000   Neiman-Marcus Group, Inc., 10.375% due 10/15/2015 (d)                       5,056,250
                                                                                                                      -------------
                                                                                                                         11,161,250
-----------------------------------------------------------------------------------------------------------------------------------
Service - 5.0%                    1,440,000   Allied Waste North America, Inc., 7.875% due 4/15/2013                      1,497,600
                                  6,250,000   Allied Waste North America, Inc. Series B, 7.375% due 4/15/2014             6,031,250
                                  2,000,000   Buhrmann US, Inc., 7.875% due 3/01/2015                                     1,975,000
                                  7,500,000   HydroChem Industrial Services, Inc., 9.25% due 2/15/2013 (d)                7,200,000
                                  3,000,000   Neff Rental LLC, 11.25% due 6/15/2012 (d)                                   3,142,500
                                 14,825,000   United Rentals North America, Inc., 7.75% due 11/15/2013 (d)               14,269,063
                                                                                                                      -------------
                                                                                                                         34,115,413
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 9.0%         5,000,000   ADC Telecommunications, Inc., 5.045% due 6/15/2013 (a)(k)                   5,000,000
                                  3,265,000   Alaska Communications Systems Holdings, Inc., 9.875%                        3,538,444
                                              due 8/15/2011

Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                       Face
Industry                             Amount   Corporate Bonds                                                             Value
-----------------------------------------------------------------------------------------------------------------------------------
                                $ 7,500,000   Cincinnati Bell, Inc., 8.375% due 1/15/2014                             $   7,350,000
                                  6,000,000   LCI International, Inc., 7.25% due 6/15/2007                                5,985,000
                                  3,200,000   Qwest Capital Funding, Inc., 6.875% due 7/15/2028                           2,892,000
                                  7,900,000   Qwest Communications International, Inc., 7.84% due 2/15/2009 (a)           8,008,625
                                  2,675,000   Qwest Corp., 7.741% due 6/15/2013 (a)(d)                                    2,882,313
                                  4,475,000   Terremark Worldwide, Inc., 9% due 6/15/2009 (k)                             3,736,625
                                  6,000,000   Terremark Worldwide, Inc., 9% due 6/15/2009 (d)(k)                          5,010,000
                                  7,000,000   Time Warner Telecom Holdings, Inc., 8.34% due 2/15/2011 (a)                 7,157,500
                                  6,000,000   Time Warner Telecom Holdings, Inc., 9.25% due 2/15/2014                     6,210,000
                                  4,000,000   Time Warner Telecom, Inc., 9.75% due 7/15/2008                              4,075,000
                                                                                                                      -------------
                                                                                                                         61,845,507
-----------------------------------------------------------------------------------------------------------------------------------
Transportation - 0.9%             3,000,000   Progress Rail Services Corp., 7.75% due 4/01/2012 (d)                       3,060,000
                                  3,500,000   Titan Petrochemicals Group Ltd., 8.50% due 3/18/2012 (d)                    3,377,500
                                                                                                                      -------------
                                                                                                                          6,437,500
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 0.9%                    4,142,000   Centerpoint Energy, Inc. Series B, 3.75% due 5/15/2023 (k)                  4,980,755
                                  1,425,000   Williams Cos., Inc., 8.625% due 6/01/2010                                   1,533,656
                                                                                                                      -------------
                                                                                                                          6,514,411
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                          1,750,000   Dobson Cellular Systems, 8.375% due 11/01/2011                              1,855,000
Communications - 2.6%             4,675,000   Dobson Cellular Systems, 9% due 11/01/2011 (a)                              4,850,312
                                  2,500,000   iPCS Escrow Co., 11.50% due 5/01/2012                                       2,881,250
                                  1,600,000   Rural Cellular Corp., 8.991% due 3/15/2010 (a)                              1,644,000
                                  6,600,000   US Unwired, Inc., 8.741% due 6/15/2010 (a)                                  6,798,000
                                                                                                                      -------------
                                                                                                                         18,028,562
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Corporate Bonds (Cost - $778,276,646) - 107.2%                      735,487,250
-----------------------------------------------------------------------------------------------------------------------------------

                                              Floating Rate Loan Interests*
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                   1,000,000   Delta Air Lines, Inc. Term Loan B, 11.01% due 3/16/2008                     1,038,000
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 1.6%                 7,775,042   Delphi Automotive Systems Term Loan B, 10.30% due 6/14/2011                 8,094,145
                                  2,185,236   Tenneco Automotive, Inc. Term Loan B, 6.08% due 12/12/2010                  2,223,205
                                    959,936   Tenneco Automotive, Inc. Tranche B-1 Credit Linked Deposit,
                                              6.339% due 12/12/2010                                                         976,614
                                                                                                                      -------------
                                                                                                                         11,293,964
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 7.0%               7,000,000   Century Cable Holdings LLC Discretionary Term Loan,
                                              10% due 12/31/2009                                                          6,884,500
                                 10,000,000   Century Cable Holdings LLC Term Loan B, 9% due 6/30/2009                    9,844,640
                                 14,794,107   Charter Communications Operating LLC Tranche B Term Loan,
                                              7.42% - 7.50% due 4/07/2011                                                14,838,608
                                  7,860,000   Insight Midwest Holdings LLC Term Loan C, 6.063%
                                              due 12/31/2009                                                              7,972,005
                                    885,043   New Skies Satellites, BV Term Loan, 5.875% - 6.063%
                                              due 5/04/2011                                                                 896,422
                                  6,000,000   Olympus Cable Holdings LLC Term Loan B, 9% due 9/30/2010                    5,911,074
                                  1,500,000   Olympus Cable Holdings LLC Tranche 2 Term Loan A,
                                              9% due 6/30/2010                                                            1,475,090
                                                                                                                      -------------
                                                                                                                         47,822,339
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 3.0%                  3,016,676   Huntsman ICI Holdings Term Loan B, 5.72% due 8/16/2012                      3,032,704
                                  3,470,868   Invista B.V. New Tranche B-1 Term Loan, 6.313% due 4/29/2011                3,529,439
                                  1,491,515   Invista B.V. New Tranche B-2 Term Loan, 6.313% due 4/29/2011                1,516,684
                                    916,457   Pinnacle Polymers Term Loan, 6.58% - 9% due 12/15/2006                        926,544
                                  3,184,000   Rockwood Specialties Group, Inc. Tranche D Term Loan,
                                              5.93% due 12/10/2012                                                        3,228,917
                                  8,000,000   Wellman, Inc. Second Lien Term Loan, 11% due 2/10/2010                      8,146,664
                                                                                                                      -------------
                                                                                                                         20,380,952
-----------------------------------------------------------------------------------------------------------------------------------

Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                       Face
Industry                             Amount   Floating Rate Loan Interests*                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Durables - 0.7%      $ 5,000,000   Simmons Co. Term Loan, 7% due 6/19/2012                                 $   5,060,940
-----------------------------------------------------------------------------------------------------------------------------------
Consumer - Non-Durables - 1.5%    9,800,000   Levi Strauss & Co. Tranche A Term Loan, 10.989% - 11.185%
                                              due 9/29/2009                                                              10,192,000
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Exploration &           10,000,000   Exco Holdings, Inc. Term Loan, 9% due 8/30/2006                             9,925,000
Production - 1.8%                 2,500,000   TXOK Acquisition Term Loan C, 8.875% due 9/27/2010                          2,531,250
                                                                                                                      -------------
                                                                                                                         12,456,250
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 1.3%             1,148,861   Dresser, Inc. Term Loan C, 6.72% due 4/10/2009                              1,159,991
                                  2,500,000   Dresser, Inc. Term Loan Unsecured, 6.91% due 2/25/2010                      2,543,750
                                  2,000,000   EPCO, Inc. Term Loan B, 6.409% due 8/18/2010                                2,030,312
                                  3,000,000   Scorpion Drilling Ltd. Second Lien Term Loan, 11.64% due 5/05/2015          3,015,000
                                                                                                                      -------------
                                                                                                                          8,749,053
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 0.5%             3,564,111   Dr Pepper/Seven Up Bottling Group, Inc. Term Loan B,
                                              5.863% - 6.181% due 12/19/2010                                              3,619,800
-----------------------------------------------------------------------------------------------------------------------------------
Gaming - 0.6%                     3,945,577   Buffington Harbor Parking Associates LLC Term Loan B,
                                              10.875% due 7/01/2011                                                       3,945,577
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 1.1%                4,500,000   HealthSouth Corp. Term Loan A, 10.375% due 1/16/2011                        4,424,999
                                  3,040,121   Medpointe Healthcare Inc. Tranche B Term Loan, 9.49% due 9/30/2008          3,059,122
                                                                                                                      -------------
                                                                                                                          7,484,121
-----------------------------------------------------------------------------------------------------------------------------------
Housing - 3.3%                    4,620,197   General Growth Properties, Inc. Term Loan B, 6.22% due 11/12/2008           4,653,694
                                  4,980,066   Headwaters, Inc. Term Loan B-1, 6.43% - 8.25% due 4/30/2011                 5,027,790
                                  2,939,910   LNR Property Corp. Tranche B Term Loan, 6.71% - 6.72% due 2/03/2008         2,958,284
                                 10,000,000   Stile U.S. Acquisition Corp. Bridge Loan, 10.384% due 4/06/2015            10,000,000
                                                                                                                      -------------
                                                                                                                         22,639,768
-----------------------------------------------------------------------------------------------------------------------------------
Information Technology - 0.9%     3,088,750   Fidelity National Information Solutions, Inc. Term Loan B,
                                              5.864% due 3/09/2013                                                        3,101,574
                                  3,358,125   Telcordia Technologies, Inc. Term Loan, 6.61% due 9/15/2012                 3,333,990
                                                                                                                      -------------
                                                                                                                          6,435,564
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.7%              5,000,000   Invensys International Holdings Ltd. Second Lien Term Loan,
                                              8.529% due 12/04/2009                                                       5,125,000
-----------------------------------------------------------------------------------------------------------------------------------
Metal - Other - 1.3%                663,158   Euramax International Plc Second Lien Term Loan, 10.55% due 6/29/2013         642,434
                                  2,992,500   Euramax International Plc Tranche 3 Term Loan B, 8.50% due 6/29/2012        2,983,615
                                  5,336,842   Euramax International Plc Tranche 4 Second Lien Term Loan,
                                              10.55% due 6/29/2013                                                        5,170,066
                                                                                                                      -------------
                                                                                                                          8,796,115
-----------------------------------------------------------------------------------------------------------------------------------
Packaging - 1.0%                  6,774,814   Owens-Illinois Group, Inc. Tranche Term Loan C, 6.12% due 4/01/2008         6,825,625
-----------------------------------------------------------------------------------------------------------------------------------
Service - 0.6%                    3,940,000   Waste Services, Inc. Tranche B Term Loan, 8.02% - 8.53% due 3/31/2011       3,979,400
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.0%                      7,711,830   Acme Metals, Inc. Term Loan, 11.75% - 12.25% due 12/01/2005 (i)                     0
-----------------------------------------------------------------------------------------------------------------------------------
Utility - 1.6%                    2,600,000   Calpine Corp. Second Lien Term Loan, 9.90% due 7/15/2007                    1,996,800
                                  5,000,000   Covanta Energy Corp. Second Lien Term Loan,
                                              9.461% - 9.613% due 6/24/2013                                               5,037,500
                                  1,500,000   El Paso Corp. Deposit Account, 2.77% due 11/23/2009                         1,507,812
                                  2,460,000   El Paso Corp. Term Loan, 6.813% due 11/23/2009                              2,476,230
                                                                                                                      -------------
                                                                                                                         11,018,342
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                          5,910,000   Centennial Cellular Operating Co. Term Loan, 6.27% - 6.83%
Communications - 0.9%                         due 2/09/2011                                                               5,942,783
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Floating Rate Loan Interests (Cost - $205,070,747) - 29.6%          202,805,593
-----------------------------------------------------------------------------------------------------------------------------------

Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

                                     Shares
Industry                               Held   Common Stocks                                                               Value
-----------------------------------------------------------------------------------------------------------------------------------
Chemicals - 0.2%                    339,340   GEO Specialty Chemicals, Inc. (j)                                       $   1,527,030
-----------------------------------------------------------------------------------------------------------------------------------
Energy - Other - 0.7%               199,154   Trico Marine Services, Inc. (j)                                             4,960,926
-----------------------------------------------------------------------------------------------------------------------------------
Financial - 0.4%                     35,000   Preferred Term Securities VI (d)(j)                                         2,568,125
-----------------------------------------------------------------------------------------------------------------------------------
Food & Tobacco - 0.5%             1,428,423   Viskase Cos., Inc.                                                          3,628,194
-----------------------------------------------------------------------------------------------------------------------------------
Leisure - 0.0%                       27,787   Lodgian, Inc. (j)                                                             285,928
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.2%                724,291   ACP Holding Co. (d)(j)                                                      1,448,582
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.1%                        211,149   Western Forest Products, Inc. (j)                                             424,629
-----------------------------------------------------------------------------------------------------------------------------------
Service - 0.4%                       90,876   Outsourcing Solutions Inc. (j)                                              2,453,646
-----------------------------------------------------------------------------------------------------------------------------------
Steel - 0.0%                         41,149   Acme Package Corp. Senior Holdings (j)(l)                                           0
-----------------------------------------------------------------------------------------------------------------------------------
Telecommunications - 0.1%            59,534   IDT Corp. Class B (j)                                                         726,315
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Common Stocks (Cost - $16,452,498) - 2.6%                            18,023,375
-----------------------------------------------------------------------------------------------------------------------------------

                                              Preferred Stocks
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.5%                   200,000   General Motors Corp. Series C, 6.25% (d)(k)                                 3,300,000
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.0%                       2   Paxson Communications Corp., 9.75% (b)(d)(k)                                   11,390
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.0%                   5,000   Adelphia Communications Corp. Series B, 13%                                     1,250
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Preferred Stocks (Cost - $5,357,315) - 0.5%                           3,312,640
-----------------------------------------------------------------------------------------------------------------------------------

                                              Warrants (g)
-----------------------------------------------------------------------------------------------------------------------------------
Broadcasting - 0.0%                  15,000   Sirius Satellite Radio, Inc. (expires 5/15/2009)                                7,500
-----------------------------------------------------------------------------------------------------------------------------------
Health Care - 0.0%                  126,761   HealthSouth Corp. (expires 1/16/2014)                                         316,903
-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing - 0.2%                652,739   ACP Holding Co. (expires 9/30/2013)                                         1,305,478
-----------------------------------------------------------------------------------------------------------------------------------
Paper - 0.0%                             18   Cellu Tissue Holdings, Inc. Series A (expires 9/28/2011)                            0
                                      7,000   MDP Acquisitions Plc (expires 10/01/2013)                                      35,000
                                                                                                                      -------------
                                                                                                                             35,000
-----------------------------------------------------------------------------------------------------------------------------------
Wireless                              1,325   American Tower Corp. (expires 8/01/2008)                                      507,808
Communications - 0.1%
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Warrants (Cost - $870,754) - 0.3%                                     2,172,689
-----------------------------------------------------------------------------------------------------------------------------------

                                 Beneficial
                                   Interest   Other Interests (e)
-----------------------------------------------------------------------------------------------------------------------------------
Airlines - 0.2%                 $ 2,641,443   US Airways Group, Inc. (Certificate of Beneficial Interest)                 1,109,406
-----------------------------------------------------------------------------------------------------------------------------------
Automotive - 0.0%                 3,614,601   Cambridge Industries, Inc. (Litigation Trust Certificates) (j)                 36,146
-----------------------------------------------------------------------------------------------------------------------------------
Cable - U.S. - 0.1%               9,500,000   Pegasus Satellite Communications, Inc.
                                              (Litigation Trust Certificates) (j)                                           760,000
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Other Interests (Cost - $2,153,868) - 0.3%                            1,905,552
-----------------------------------------------------------------------------------------------------------------------------------

                                              Short-Term Securities
-----------------------------------------------------------------------------------------------------------------------------------
                                $ 1,439,790   Merrill Lynch Liquidity Series, LLC Cash Sweep Series I (h)                 1,439,790
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Short-Term Securities (Cost - $1,439,790) - 0.2%                      1,439,790
-----------------------------------------------------------------------------------------------------------------------------------
                                              Total Investments  (Cost - $1,009,621,618**)  - 140.7%                    965,146,889

                                              Liabilities in Excess of Other Assets - (40.7%)                          (279,187,905)
                                                                                                                      -------------
                                              Net Assets - 100.0%                                                     $ 685,958,984
                                                                                                                      =============

Debt Strategies Fund, Inc.
Schedule of Investments as of November 30, 2005                (in U.S. dollars)

* Floating rate loan interests in which the Fund invests generally pay interest at rates that are periodically redetermined by reference to a base lending rate plus a premium. The base lending rates are generally (i) the lending rate offered by one or more European banks, such as LIBOR (London InterBank Offered Rate), (ii) the prime rate offered by one or more U.S. banks or (iii) the certificate of deposit rate.
** The cost and unrealized appreciation (depreciation) of investments as of November 30, 2005, as computed for federal income tax purposes, were as follows:

      Aggregate cost                                            $ 1,009,862,684
                                                                ===============
      Gross unrealized appreciation                             $    36,781,956
      Gross unrealized depreciation                                 (81,497,751)
                                                                ---------------
      Net unrealized depreciation                               $   (44,715,795)
                                                                ===============

(a)   Floating rate note.
(b) Represents a pay-in-kind security, which may pay interest/dividends in additional face/shares.
(c) Represents a step bond; the interest rate shown reflects the effective yield at the time of purchase.
(d) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
(e) Other interests represent beneficial interest in liquidation trusts and other reorganization entities.
(f) Mortgage-Backed Securities are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
(g) Warrants entitle the Fund to purchase a predetermined number of shares of common stock and are non-income producing. The purchase price and number of shares are subject to adjustment under certain conditions until the expiration date.
(h) Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:

      ------------------------------------------------------------------------------------------------
      Affiliate                                                     Net Activity       Interest Income
      ------------------------------------------------------------------------------------------------
      Merrill Lynch Liquidity Series, LLC Cash Sweep Series I       $  1,236,108         $      23,891
      ------------------------------------------------------------------------------------------------

(i) Non-income producing security; issuer filed for bankruptcy or is in default of interest payments.
(j)   Non-income producing security.
(k)   Convertible security.
(l) Restricted securities as to resale, representing 0.0% of net assets, were as follows:

      --------------------------------------------------------------------------
      Issue                                   Acquisition Date     Cost    Value
      --------------------------------------------------------------------------
      Acme Package Corp. Senior Holdings         11/25/2002          -       -
      --------------------------------------------------------------------------

      For Fund compliance purposes, the Fund's industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for reporting ease. Industries are shown as a percent of net assets.

      Swaps outstanding as of November 30, 2005 were as follows:
      ---------------------------------------------------------------------------------------
                                                                                  Unrealized
                                                                Notional         Appreciation
                                                                 Amount         (Depreciation)
      ---------------------------------------------------------------------------------------
      Sold credit default protection on General Motors
      Corp. and receive 5%

      Broker, Citibank N.A.
      Expires December 2006                                   $ 8,000,000       $   (118,411)

      Sold credit default protection on General Motors
      Corp. and receive 5%

      Broker, Lehman Brothers Special Finance
      Expires December 2006                                   $ 7,000,000             84,495
      ---------------------------------------------------------------------------------------
      Total                                                                     $    (33,916)
                                                                                =============

Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Debt Strategies Fund, Inc.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Debt Strategies Fund, Inc.

Date: January 25, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By: /s/ Robert C. Doll, Jr.
    -----------------------
    Robert C. Doll, Jr.
    Chief Executive Officer
    Debt Strategies Fund, Inc.

Date: January 25, 2006


By: /s/ Donald C. Burke
    -----------------------
    Donald C. Burke
    Chief Financial Officer
    Debt Strategies Fund, Inc.

Date: January 25, 2006